SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
General
a.	General

Enzymotec Ltd. (the "Company"), an Israeli company, which, together with its subsidiaries, develops, manufactures, markets and sells innovative bio-functional lipid ingredients, as well as final products, based on sophisticated proprietary processes and technologies.

The Company's sales are made to companies that market dietary supplements, to distributors related to those companies, to nutrition companies that provide balanced nutrition to babies and to pharmaceutical companies that market the products as treating diseases by providing the body with optimal amounts of substances which are natural to the body. In the VAYA Pharma segment, the majority of the products are sold directly to customers in the U.S. through wholesalers. Outside the U.S., sales are made through leading pharmaceutical companies. As to sales by geographic locations and major customers, see Note 5.

In June 2007, the Company entered into a joint collaboration agreement with a Swedish vegetable oil company (the "Partner" or "AAK") for the manufacture, marketing and sale of products to the infant food industry and established Advance Lipids AB, a Swedish company jointly owned by both parties in equal proportions ("Advanced Lipids") for this purpose, see also Note 4.

Use of estimates in preparation of financial statements
b.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to contingencies and derivatives.

Functional currency
c.	Functional currency

The U.S. dollar ("dollar") is the currency of the primary economic environment in which the operations of the Company are conducted. The majority of the Company's sales are denominated in dollars; the majority of the Company's expenses are incurred in dollars; and the majority of the Company's financing has been provided in dollars.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the consolidated statements of operations and comprehensive income (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) - historical exchange rates. Currency transaction gains and losses are recorded in financial income or expenses, as appropriate.

The functional currency of the Company's equity investee, Advanced Lipids, is the Swedish Krona, which is the currency of the primary economic environment in which the operations of Advanced Lipids are conducted. Currency translation adjustments are presented within other comprehensive income (loss).

Principles of consolidation
d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been fully eliminated. Profits from intercompany sales have also been eliminated.

Investment in equity investees
e.	Investment in equity investees

The Company's investment in equity investees, which is a less-than-majority-owned entity in which the Company exercises significant influence over operating and financial policies, is accounted for using the equity method of accounting. Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed profits or losses of such company. The Company's profits from equity investees have been reflected as "share in profits of equity investee" in the consolidated statements of operations and comprehensive income.

Cash equivalents
f.	Cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

Inventories
g.	Inventories

Inventories include raw materials and finished products and are valued at the lower of cost or market. The inventories are determined as follows:

Raw materials and supplies - on the "first-in, first-out" basis;

Products in process and finished products: the raw and packaging materials on the "first-in, first-out" basis; the capitalized production cost - on an average basis over the production period.

Investment in securities
h.	Investment in securities

Investment in securities consists of debt securities classified as available-for-sale and recorded at fair value. The fair value of quoted securities is based on current market value.

Unrealized gains (losses) of available-for-sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses for debt securities are included in financial income (expenses) - net.

The Company considers available evidence in evaluating potential impairments of its investments, including the duration and extent to which fair value is less than cost. For debt securities, an other-than-temporary impairment has occurred if the Company does not expect to recover the entire amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment are charged to income included in financial income (expenses) - net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income.

Intangible assets
i.	Intangible assets

Intangible assets represent licenses to sell in certain territories (see also Note 8e (1)) and are shown at historical cost. Licenses have a finite useful life and are carried at cost, net of accumulated amortization. Amortization is calculated using the straight-line method over the estimated useful life of the license.

Property, plant and equipment
j.	Property, plant and equipment

These assets are stated at cost, net of accumulated depreciation and amortization. The assets are depreciated by the straight-line method on the basis of their estimated useful lives.

Annual rates of depreciation are as follows:

%

Computers and software	33
Buildings	2
Vehicles	15
Manufacturing equipment	7-10
Laboratory equipment	7-20 (Mainly 15%)
Furniture and office equipment	6-15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

Impairment of long-lived assets
k.	Impairment of long-lived assets

The Company tests long-lived assets (including intangible assets) for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

For the years ended December 31, 2015, 2014 and 2013, the Company did not recognize an impairment loss in respect of its long-lived assets.

Revenue recognition
l.	Revenue recognition

The Company recognizes revenue from sales of its products to customers, including distributors, when persuasive evidence of sales arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. See also Note 4 for timing of revenue recognition related to the Company's joint collaboration agreement.

The Company provides a right of return to its U.S. distributors upon expiry of the medical food products sold in the VAYA Pharma segment. Accordingly, the Company records a reserve for estimated sales returns based on historical experience as well as specific factors, such as levels of inventory in the distribution channel, product dating and expiration. Returns to date have been inconsequential. Revenues from product sales are also recorded net of cash discounts and distribution fees, which can be reasonably estimated.

Research and development expenses
m.	Research and development expenses

Research and development expenses are charged to income as incurred. Participation from government departments and from research foundations for development of approved projects is recognized as a reduction of expense as the related costs are incurred. The main components of the research and development expenses are salaries and related expenses, laboratory, clinical research and regulatory related expenses.

Contingencies
n.	Contingencies

Certain conditions may exist as of the balance sheet date, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. Management assesses such contingent liabilities, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in Accounting Standards Codification ("ASC") 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company's consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed. Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantees are disclosed.

Income taxes
o.	Income taxes

Deferred income taxes are determined by the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided when it is more likely than not that all or a portion of the deferred income tax assets will not be realized. See Note 10g for additional information regarding deferred taxes.

The Company assesses its valuation allowance considering different indicators, including profitability of the different entities in the different tax jurisdictions, the ability to utilize the deferred tax assets in subsequent years, etc.

Upon the distribution of dividends from the tax-exempt income of an "Approved Enterprise" or "Benefitted Enterprise" (see also Note 10a (3)), the amount distributed is subject to tax at the rate that would have been applicable had the Company not been exempted from payment thereof. The Company intends to permanently reinvest the amounts of tax exempt income and it does not intend to distribute such dividends. Therefore, no deferred income taxes have been provided in respect of such tax-exempt income.

The Company may incur an additional tax liability in the event of an inter-company dividend distribution from foreign subsidiaries; no additional deferred income taxes have been provided, since it is the Company's policy not to distribute dividends in the foreseeable future that may result in additional tax liability.

Taxes that would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing deferred income taxes, as it is the Company's intent and ability to hold these investments.

Tax benefits recognized in the consolidated financial statements are those that management deems at least more likely than not to be sustained, based on technical merits. The amount of benefits recorded for these tax benefits is measured as the largest benefit management deems more likely than not to be sustained.

Share-based compensation
p.	Share-based compensation

The Company accounts for employees and directors share-based compensation awards classified as equity awards using the grant-date fair value method. The fair value of share-based compensation transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions. Performance-based awards are expensed over the requisite service period when the achievement of performance criteria is probable.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method based on the multiple-option award approach.

When options are granted as consideration for services provided by consultants and other non-employees, the grant is accounted for based on the fair value of the consideration received or the fair value of the options issued, whichever is more reliably measurable. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

Shipping and handling costs
q.	Shipping and handling costs
Shipping and handling costs on sales are classified as a component of cost of revenues.
Advertising
r.	Advertising
Costs related to advertising and promotion of products, are charged to selling and marketing expense as incurred.
Earnings per share
s.	Earnings per share

Basic earnings per share are computed by dividing net income applicable to ordinary shareholders by the weighted average number of shares of the Company's ordinary shares outstanding for each period.

Diluted earnings per share are calculated by dividing net income applicable to ordinary shareholders by the fully-diluted weighted-average number of ordinary shares outstanding during each period.  Potentially dilutive shares are comprised of: (i) incremental ordinary shares issuable upon the exercise of share options, restricted shares or warrants, using the treasury stock method; and (ii) shares issuable upon conversion of preferred shares using the “if-converted” method. For the Company's performance-vested share awards, their contingent features result in an assessment for any potentially dilutive common stock by using the end of the reporting period as if it were the end of the contingency period for all awards granted.

Basic and diluted earnings per share are presented in conformity with the two-class method for participating securities for the period prior to their conversion upon the Company's initial public offering in October 2013 when all preferred shares were converted into ordinary shares. Under this method the earnings per share for each class of shares (ordinary shares and preferred shares) are calculated assuming 100% of the Company's earnings are distributed as dividends to each class of shares based on their contractual rights.

Derivatives
t.	Derivatives

The Company purchases foreign exchange derivative financial instruments (mainly forward exchange contracts, and written and purchased currency options). The transactions are designed to hedge the Company's currency exposure.

Derivatives that do not qualify for hedge accounting are recognized in the balance sheet at their fair value, with changes in the fair value recognized as a component of “financial income (expenses) - net” in the consolidated statements of operations and comprehensive income.

Changes in the fair value of derivatives that are highly effective and designated as cash flow hedges are reported as a component of other comprehensive income or loss and reclassified into earnings in the same line-item associated with the forecasted transaction and in the same periods during which the hedged transaction impacts earnings.

For derivatives that do not qualify for hedge accounting, the cash flows associated with these derivatives are reflected as cash flows from operating activities in the consolidated statements of cash flows.

For derivatives that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of cash flows from the underlying hedged items that these derivatives are hedging.

Fair value measurement
u.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value of the financial instruments included in the working capital of the Company is usually identical or close to their carrying value. The fair value of bank borrowing also approximates the carrying value since it bears interest at rates close to the prevailing market rates.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Concentration of credit risks, trade receivables and suppliers.
v.	Concentration of credit risks, trade receivables and suppliers

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables. The Company deposits cash and cash equivalents with highly rated financial institutions, mainly Israeli and U.S. banks. Deposits in U.S. banks are federally insured up to $250,000 per account.

The Company has not experienced any credit losses in these accounts and does not believe it is exposed to any significant credit risk on these instruments. The Company performs ongoing credit evaluations to estimate the need for maintaining reserves for potential credit losses. An allowance for doubtful accounts is recognized on a specific basis with respect to those amounts that the Company has determined to be doubtful of collection. Following are the changes in the allowance for doubtful accounts for the years ended December 31, 2015 and 2014. There was no change in the year ended December 31, 2013.

	Year ended December 31
	2015	2014

	U.S. dollars in thousands
Balance at beginning of year	$245	$-
Charged to cost and expenses	-	245
Released from doubtful accounts	(245)	-
Balance at end of year	$-	$245

At December 31, 2015, two customers accounted for more than 10% of gross accounts receivable with balances of $1,929,000 and $1,658,000. At December 31, 2014, one customer accounted for more than 10% of gross accounts receivable with a balance of $2,930,000.

The Company is dependent on third parties to supply krill meal, an essential raw material for the production of krill oil, which accounted for 35.3%, 40.6% and 53.8% of total net revenues in the years ended December 31, 2015, 2014 and 2013, respectively. The Company currently purchases krill meal from a limited number of suppliers. Though growing, there is only a limited number of vessels capable of producing krill meal onboard. In 2014, the Company also purchased frozen krill, which, while more expensive to process into krill meal onshore compared to krill from vessels that process krill meal onboard, is more readily obtainable. The Company also signed a toll processing agreement in 2014 with a toll processor for processing the frozen krill into krill meal. The Company intends to meet its krill meal needs in the future by sourcing krill meal both from vessels that process krill meal onboard and suppliers of frozen krill. However, if the Company, for any reason, is no longer able to obtain the krill meal from a supplier on terms reasonable to it, or at all, this would have a material adverse effect on its results of operations and financial condition.

Recently issued accounting pronouncements
w.	Recently issued accounting pronouncements

In January 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) 2016-01 which addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. A financial instrument is defined as cash, evidence of ownership interest in a company or other entity, or a contract that both: (i) imposes on one entity a contractual obligation either to deliver cash or another financial instrument to a second entity or to exchange other financial instruments on potentially unfavorable terms with the second entity and (ii) conveys to that second entity a contractual right either to receive cash or another financial instruments from the first entity or to exchange other financial instruments on potentially favorable terms with the first entity. This pronouncement is effective for financial statements issued for annual periods beginning after December 15, 2017 (January 1, 2018 for the Company) and interim periods within those annual periods with earlier application permitted as of the beginning of the fiscal year of adoption. The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In July 2015, the FASB issued guidance on current accounting for inventory measurement. The new guidance requires entities to measure inventory at the lower of cost or net realizable value. Net realizable value is defined by the guidance as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance is effective for the interim and annual periods beginning on or after December 15, 2016 (January 1, 2017 for the Company) (early adoption is permitted). The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In May 2014, the FASB issued guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The underlying principle is that an entity will recognize revenue upon the transfer of goods or services to customers in an amount that the entity expects to be entitled to in exchange for those goods or services. The guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity's contracts with customers. The guidance is effective for the interim and annual periods beginning on or after December 15, 2017 (January 1, 2018 for the Company) (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016, January 1, 2017 for the Company). The guidance permits the use of either a retrospective or cumulative effect transition method. The Company is currently evaluating the impact of the amended guidance on its consolidated financial statements.